Sep. 09, 2024
Tuttle Capital Inverse ESG ETF
Investment Objective
The Tuttle Capital Inverse ESG ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses[1]	0.43%
Total Annual Fund Operating Expenses	1.18%
Fee Waiver and/or Expense Limitation[2]	0.24%
Net Annual Fund Operating Expenses	0.94%
1. Estimated for the current fiscal year.
[2]. Tuttle Capital Management, LLC (the “Advisor”) has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its management fee and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s Total Annual Fund Operating Expenses to not more than 0.94% of the average daily net assets of the Fund, (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)). This contractual arrangement is in effect through November 30, 2025, unless earlier terminated by the Board of Trustees for any reason at any time. Further, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the expense limitation agreement.  In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that (i) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (ii) the reimbursement may not be made if it would cause the lesser of the expense limitation in place at the time of waiver or at the time of reimbursement to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through November 30, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$96	$351

Portfolio Turnover.
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.  The Advisor seeks to achieve the Fund’s investment objective by, under normal circumstances, taking short positions with at least 80% of the Fund’s net assets (plus borrowing for investment purposes) in U.S. listed equity securities that the Advisor has deemed to be following environmental, social, or governance (“ESG”) policies.
In choosing investments for the Fund, the Advisor starts with a universe of U.S. listed mid and large capitalization securities.  The Advisor narrows the universe of companies in which to take a short position to companies with a high ESG score as the Advisor believes that a company with a high ESG score is spending company resources on ESG matters, which the Advisor believes detracts from its focus on the company’s fundamentals and negatively impacts its performance. A short sale is the sale of a stock that an investor thinks will decline in value in the future. To accomplish a short sale, a seller sells a security it does not own or that it owns but does not deliver. In order to deliver the security to the purchaser, the short seller will borrow the security, typically from a broker-dealer or an institutional investor. The short seller later closes out the position by returning the security to the lender, typically by purchasing equivalent securities on the open market.
The Advisor screens companies for ESG factors using ESG scores provided by a third-party service provider, (Bloomberg) to identify companies (primarily, those listed on the Russell 1000 Index) with high ESG scores, which is generally any company whose ESG score is above the median (top 50% of companies scored).  ESG scores measure a company’s management of financially material industry-specific environmental and social (ES) issues and opportunities, as well as governance (G) policies and practices with adjustments for country-specific rules and regulations.  The third-party service provider screens companies based on all three ESG criteria (environmental, social, and governance), and a company may score highly based on any one or a combination of environmental, social, or governance factors.  Financial materiality is defined by the third-party score provider as the issues that can have a negative or positive impact on a company’s financial performance, such as revenue streams, operating costs, cost of capital, asset value and liabilities.  The third-party service provider uses a bottom-up, model-driven approach based primarily on self-reported, publicly available information that results in a fully transparent parametric and rules-based scoring framework. The third-party service provider identifies financially material issues based on proprietary research and an assessment of probability, magnitude, and timing of impact. The third-party’s ESG scores take into account both current exposure and management performance based purely on publicly available, company disclosed data.  Each issue can be composed of metrics reflecting performance, commitments and targets as well as policies that reflect the company’s management approach toward ESG risks and opportunities.  The third-party ESG score measures best-in class performance within peer groups by grouping companies that share similar business models, products and services, supply chain, clients and risk and are therefore exposed to similar material issues.  Scores range between 0-10, with higher scores indicating better management of material issues.  The third-party service provider updates their ESG scores on an annual basis or more frequently if companies release new data throughout the year.  Scores are compared across companies only in order to create a median, which the advisor then uses to determine whether a company has scored above or below that median.  A company following ESG policies is defined as a company who scores above the median in any one category, Environmental, Social, and/or Governance.
Once the investment universe to short is narrowed to companies with a high ESG score, the Advisor seeks to select companies to short based on what it would consider to be a catalyst event. A catalyst event is any activity that, in the Advisor’s view, would likely have a negative impact on a company’s stock price. These events may or may not be related to the company’s status as a high ESG company. The types of catalyst events that the Advisor believes are more likely to occur with a high ESG company would include any activity outside of a company’s core business that attempts to implement progressive societal changes or progressively influence societal norms that the Advisor believes could cause outrage among some customers or clients with more conservative beliefs and, potentially lead to a negative impact on the company’s stock price.  The Advisor defines conservative beliefs to include ideas such as “American Exceptionalism” (the belief that the United Stats is either distinctive, unique, or exemplary compared to other nations), individual liberty (the liberty of those persons who are free from external restraint in the exercise of those rights that are considered to be outside the province of a government to control), and free enterprise (a belief that business should be free to operate for profit in a competitive system without interference by government). In addition, a catalyst event that the Advisor believes may disproportionately impact companies with high ESG scores could also include external events like changes in the market such as an increase in interest rates, which could disproportionately impact clean energy companies that the Advisor believes often rely on loans to continue operations. Catalyst events that are not tied to a company’s status as a high ESG company could include external market or world events unrelated to a company’s ESG status such as a company being oversold or military action in a geographic location in which a company on the Advisor’s list of high scoring ESG companies happens to have significant operations, which could, in the Advisor’s view, have a negative impact on a company’s stock price.
The Fund will generally short companies after a catalyst event has occurred, not in anticipation of a catalyst event. To determine whether a catalyst event has occurred that may impact a company’s stock price, the Advisor evaluates on at least a weekly basis potential portfolio companies and their policies based on financial reporting and data sources, such as, but not limited to: press releases, social media, advertising, lobbying efforts, data from State and Federal Election Commissions, market research, and third-party surveys and polling. Given the qualitative analysis required to determine whether a catalyst event has occurred that may impact a company’s stock price, the Advisor has considerable discretion regarding the selection of securities for the Fund.
Once the initial ESG and catalyst event screens are performed, the Advisor utilizes a fundamental research screen that seeks to identify companies with unattractive fundamentals (such as revenue growth potential, return on equity, return on capital, etc.).  The Advisor will get out of a short position when it no longer meets the criteria discussed above or when their fundamentals positively change and are, therefore, no longer attractive.
The Fund intends to take short positions in approximately 10 to 20 U.S. companies.  The Fund may engage in active and frequent trading of portfolio securities.
The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers. The Fund may also be focused on certain sectors from time to time including the technology and consumer discretionary sectors.

Performance
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863. Interim information on the Fund’s results can be obtained by visiting www.gowokegobrokeetf.com.